Acquisitions - Additional Information (Detail) $ in Thousands, shares in Millions		12 Months Ended
	Oct. 05, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 10, 2021 USD ($)	Nov. 25, 2021 USD ($)	Sep. 02, 2021 USD ($)	Apr. 14, 2021 USD ($)	Mar. 30, 2021 USD ($)	Feb. 16, 2021 USD ($)	Jan. 08, 2020 USD ($) shares
Increase of goodwill recognised from business acquisition
Goodwill recognized		$ 211,981
Total consideration		588,117
Value of equity issued		350,359
Pro forma Revenue		902,545	$ 555,869
Pro forma Net loss		(295,531)	(124,587)
Contributed revenue		85,762
Contributed Net loss		11,728
Contingent consideration		29,642
Business combination consideration transferred towards acquisition costs		7,840
Short-term deferred consideration		37,700
Long-term deferred consideration		9,000
Deferred consideration payable amount		50,000
Total deferred consideration		46,700
Discontinued operations [member] | Spider Cannabis And Plant Based Investment Corp [Member] | 180 Smoke and related intercompany receivables [member]
Increase of goodwill recognised from business acquisition
Discontinued operations consideration receivable on disposal								$ 1,100
Gain loss on disposal of business		800
Reclassification from accumulated foreign currency gain loss to income statement due to disposal of business		300
Wellbeings, LLC [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized	$ 200
Net liabiilities recognized	200
Loss on previous investment	500
Gain on reversel of expected credit loss	$ 300
Origin House [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized			315,285
Total consideration			428,246							$ 428,200
Value of equity issued			396,575							396,600
Value of Replacement Awards Of Acquirer			31,671							$ 31,700
Increase Decrease In Contingent Consideration Liability			100
Pro forma Revenue			476,900
Pro forma Net loss			93,200
Contributed revenue			88,700
Contributed Net loss			31,200
Percentage of Voting rights										100.00%
Proforma adjustments consisted of amortization on acquired intangible assets			11
Origin House [Member] | Selling general and administrative expenses [Member]
Increase of goodwill recognised from business acquisition
Transaction costs			5,500
Origin House [Member] | Replacement Awards [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares										5.7
Origin House [Member] | Replacement RSU [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares										3.4
Origin House [Member] | Deferred Share Awards [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares										1.6
Origin House [Member] | Replacement Options [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares										0.6
Post acquisition Compensation Expense			51,000
Origin House [Member] | Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares										66.5
Valley Agriceuticals, LLC [Member]
Increase of goodwill recognised from business acquisition
Mark to market fair value gain		19,100	2,800
Increase decrease in cash flow due to incremental borrowing rate		1,300
Non Current Operating Cash Flows Consideration Fair ValueThrough Profit Or Loss		8,600
Verdant [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized		8,885
Total consideration		25,004
Value of equity issued		2,000
Pro forma Revenue		2,677	15,195
Pro forma Net loss		(596)	(2,553)
Contributed revenue		26,547
Contributed Net loss		5,352
Percentage of Voting rights									100.00%
Business combination measurement period adjustments recorded as an adjustment goodwill		200
Verdant [Member] | Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Total consideration									$ 100
Bluma [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized		105,018
Total consideration		238,130
Value of equity issued		183,262
Pro forma Revenue		7,906	12,338
Pro forma Net loss		(10,482)	(30,752)
Contributed revenue		26,642
Contributed Net loss		(8,382)
Percentage of Voting rights							100.00%
Deferred cash consideration							$ 1,800
Business combination consideration transferred towards acquisition costs		3,373
Business combination measurement period adjustments recorded as an adjustment goodwill		500
Bluma [Member] | Selling general and administrative expenses [Member]
Increase of goodwill recognised from business acquisition
Transaction costs		1,500
Bluma [Member] | Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Total consideration							$ 15,100
Cultivate [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized		31,561
Total consideration		99,263
Value of equity issued		46,643
Pro forma Revenue		39,033	22,965
Pro forma Net loss		5,245	(4,266)
Contributed revenue		29,279
Contributed Net loss		14,944
Percentage of Voting rights						100.00%
Contingent consideration		29,642
Business combination consideration transferred towards acquisition costs		1,001				$ 1,600
Business combination measurement period adjustments recorded as an adjustment goodwill		700
New liabilities contingent liabilities recognized in business combination		29,600
Reverse unsettled liabilities contingent liabilities recognized in business combination		68,000
Cultivate [Member] | Top of range [member]
Increase of goodwill recognised from business acquisition
Contingent consideration		34,000
Cultivate [Member] | Bottom of range [member]
Increase of goodwill recognised from business acquisition
Contingent consideration						29,600
Cultivate [Member] | Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Total consideration						$ 4,800
Cure Penn [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized		11,324
Total consideration		89,049
Value of equity issued		52,610
Pro forma Revenue		29,281	29,119
Pro forma Net loss		8,245	7,558
Contributed revenue		2,966
Contributed Net loss		(50)
Percentage of Voting rights					100.00%
Business combination consideration transferred towards acquisition costs		3,135
Cure Penn [Member] | Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Total consideration					$ 6,200
Laurel Harvest [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized		55,193
Total consideration		136,671
Value of equity issued		65,844
Pro forma Revenue		1,966	1
Pro forma Net loss		(1,109)	$ (1,803)
Contributed revenue		328
Contributed Net loss		(136)
Percentage of Voting rights				100.00%
Business combination consideration transferred towards acquisition costs		331
Laurel Harvest [Member] | Selling general and administrative expenses [Member]
Increase of goodwill recognised from business acquisition
Transaction costs		1,100
Laurel Harvest [Member] | Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Total consideration				$ 8,400
Laurel Harvest Acquisition [Member]
Increase of goodwill recognised from business acquisition
Value of equity issued		65,844
Interest expense on short term deferred consideration		200
Interest expense on long term deferred consideration		48
Laurel Harvest Acquisition [Member] | Top of range [member]
Increase of goodwill recognised from business acquisition
Total deferred payment		50,000
Laurel Harvest Acquisition [Member] | Bottom of range [member]
Increase of goodwill recognised from business acquisition
Total deferred payment		$ 46,900